Income Tax - Summary of Profit/(Loss) Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (13)	£ 222	£ 81
Profit/(loss) before tax	(421)	2,557	433
Tax calculated at UK rate (2017: 19.25%, 2016: 20%, 2015: 20.25%)	(81)	511	88
Effect of overseas tax rates	15	424	52
Joint venture and associate income reported net of tax	15	19	10
Intangible impairment not subject to tax		(722)	(60)
Intra-group financing benefit	26	34	18
Movement in provisions for tax uncertainties	49	(37)	30
Impact of US tax reform	(1)
Net expense not subject to tax	(39)	(8)	(10)
Gains and losses on sale of businesses not subject to tax	8	15	(32)
Utilisation of previously unrecognised tax losses and credits	(1)
Unrecognised tax losses	(16)	(25)	(22)
Adjustments in respect of prior years	£ 12	£ 11	£ 7
Tax rate reflected in earnings	3.10%	8.70%	18.70%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (36)	£ 46	£ (25)
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ 23	£ 176	£ 106